Norway Acquisition (Narrative) (Details) - 1 months ended May 31, 2018 - Norway Acquisition [Member]	USD ($)	$ / shares	NOK (kr) Share	USD ($) Share
Disclosure of detailed information about business combination [line items]
Cash paid			kr 55,576,560	$ 6,902,498
Number of common shares issued			950,000	950,000
Number of warrants exercisable			250,000	250,000
Warrants exercisable, price per share | $ / shares		$ 6.2
Term for warrants exercisable	5 years
Transaction costs | $	$ 428,127